Annual Total Returns[BarChart] - Xtrackers MSCI Emerging Markets Hedged Equity ETF - Xtrackers MSCI Emerging Markets Hedged Equity ETF	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.03%	(4.04%)	1.68%	(10.73%)	6.10%	27.29%	(11.12%)	16.49%	18.94%